Award Timing Disclosure	12 Months Ended
	Jan. 03, 2026 USD ($) shares $ / shares	Mar. 14, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Grant Policies and Practices

We expect that our annual equity awards will be approved at a regular meeting of the compensation committee held in February of each year and granted as close to March 15 as practicable. We granted our first annual equity awards as a publicly-traded company on March 14, 2025. Following our disciplined equity granting process, in February 2025, the compensation committee approved equity awards and fixed the number of RSUs and stock options to executive officers, which were granted on March 14, 2025. Additionally, the compensation committee used a 30-day trailing average stock price for the purposes of determining in February 2025 the number of RSUs and stock options to be granted. From the February 2025 regular meeting until the March 14, 2025 grant date, the number of RSUs and stock options approved by the committee were not adjusted based upon the material nonpublic information or otherwise.

In approving such awards, the compensation committee did not take into account any material nonpublic information when determining the timing or terms of the awards and did not time the disclosure of any material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	We granted our first annual equity awards as a publicly-traded company on March 14, 2025. Following our disciplined equity granting process, in February 2025, the compensation committee approved equity awards and fixed the number of RSUs and stock options to executive officers, which were granted on March 14, 2025.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table	Equity Grant Policies and Practices” for more information.

Name	Grant Date	Number of Securities Underlying Award (#)	Exercise price ($/Sh)	Grant Date Fair Value(1)($)

Percentage Change in the
Closing Market
Price of
the Securities
Underlying the Award
Between the Trading
Day Ending
Immediately Prior to
the Disclosure of
Material Nonpublic
Information and the
Trading Day
Beginning
Immediately Following
the Disclosure of
Material Nonpublic
Information ($)

Tom Wyatt	—	—	—	—	—
Tony Amandi	3/14/2025	59,308	16.37	420,879	(14.3)%
Jessica Harrah	3/14/2025	28,365	16.37	201,292	(14.3)%
Paul Thompson	3/14/2025	141,825	16.37	1,006,461	(14.3)%
Lindsay Sorhondo	3/14/2025	27,075	16.37	192,138	(14.3)%

(1)
The amounts in this column have been determined in accordance with FASB ASC Topic 718. See Note 17 the consolidated financial statements included with our Form 10-K for the fiscal year ended January 3, 2026 for a discussion of the relevant assumptions used in calculating grant date fair value.

Tom Wyatt
Awards Close in Time to MNPI Disclosures
Name	Tom Wyatt
Underlying Securities | shares	0
Exercise Price | $ / shares	$ 0
Fair Value as of Grant Date | $	$ 0
Underlying Security Market Price Change	0
Tony Amandi
Awards Close in Time to MNPI Disclosures
Name		Tony Amandi
Underlying Securities | shares		59,308
Exercise Price | $ / shares		$ 16.37
Fair Value as of Grant Date | $		$ 420,879
Underlying Security Market Price Change		(0.143)
Jessica Harrah
Awards Close in Time to MNPI Disclosures
Name		Jessica Harrah
Underlying Securities | shares		28,365
Exercise Price | $ / shares		$ 16.37
Fair Value as of Grant Date | $		$ 201,292
Underlying Security Market Price Change		(0.143)
Paul Thompson
Awards Close in Time to MNPI Disclosures
Name		Paul Thompson
Underlying Securities | shares		141,825
Exercise Price | $ / shares		$ 16.37
Fair Value as of Grant Date | $		$ 1,006,461
Underlying Security Market Price Change		(0.143)
Lindsay Sorhondo
Awards Close in Time to MNPI Disclosures
Name		Lindsay Sorhondo
Underlying Securities | shares		27,075
Exercise Price | $ / shares		$ 16.37
Fair Value as of Grant Date | $		$ 192,138
Underlying Security Market Price Change		(0.143)